Estimated Fair Value of Financial Instruments	6 Months Ended
Sep. 30, 2025
Fair Value Disclosures [Abstract]
Estimated Fair Value of Financial Instruments
23.	Estimated Fair Value of Financial Instruments
The following information is provided to help readers gain an understanding of the relationship between carrying amounts of financial instruments reported in the Company’s consolidated balance sheets and the related market or fair value. The disclosures do not include net investment in leases, equity method investments, pension obligations and insurance contracts and reinsurance contracts except for those classified as investment contracts.
March 31, 2025

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,206,573	¥1,206,573	¥1,206,573	¥0	¥0
Restricted cash	115,410	115,410	115,410	0	0
Installment loans (net of allowance for credit losses)	4,043,271	4,018,629	0	42,940	3,975,689
Equity securities*1	418,690	418,690	137,014	119,466	162,210
Available-for-sale debt securities	2,607,637	2,607,637	12,243	2,377,740	217,654
Other Assets:
Time deposits	1,400	1,400	0	1,400	0
Derivative assets*2	43,675	43,675	—	—	—
Reinsurance recoverables (Investment contracts)	138,441	126,480	0	0	126,480
Liabilities:
Short-term debt	¥549,680	¥549,680	¥0	¥549,680	¥0
Deposits	2,280,597	2,279,207	0	2,279,207	0
Policy liabilities and Policy account balances (Investment contracts)	237,702	214,937	0	0	214,937
Long-term debt	5,733,118	5,678,828	0	1,705,485	3,973,343
Accounts payable (Contingent consideration)	15,259	15,259	0	0	15,259
Other Liabilities:
Derivative liabilities *2	35,543	35,543	—	—	—

*1	The amount of ¥118,666 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”

September 30, 2025

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,275,912	¥1,275,912	¥1,275,912	¥0	¥0
Restricted cash	119,811	119,811	119,811	0	0
Installment loans (net of allowance for credit losses)	4,168,801	4,142,607	0	47,109	4,095,498
Equity securities*1	446,978	446,978	127,195	136,746	183,037
Trading debt securities	834	834	0	834	0
Available-for-sale debt securities	2,703,054	2,703,054	8,917	2,401,367	292,770
Other Assets:
Time deposits	5,367	5,367	0	5,367	0
Derivative assets*2	46,389	46,389	—	—	—
Reinsurance recoverables (Investment contracts)	241,910	231,601	0	0	231,601
Liabilities:
Short-term debt	¥609,876	¥609,876	¥0	¥609,876	¥0
Deposits	2,459,034	2,465,832	0	2,465,832	0
Policy liabilities and Policy account balances (Investment contracts)	332,752	295,502	0	0	295,502
Long-term debt	5,911,472	5,867,094	0	1,829,434	4,037,660
Accounts payable (Contingent consideration)	18,168	18,168	0	0	18,168
Other Liabilities:
Derivative liabilities *2	36,742	36,742	—	—	—

*1	The amount of ¥140,587 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”
Input level of fair value measurement
If active market prices are available, fair value measurement is based on quoted active market prices and classified as Level 1. If active market prices are not available, fair value measurement is based on observable inputs other than quoted prices included within Level 1 such as quoted market prices of similar assets and classified as Level 2. If market prices are not available and there are no observable inputs, then fair value is estimated by using valuation models including discounted cash flow
methodologies, commonly used option-pricing models and broker quotes and classified as Level 3, as the valuation models and broker quotes are based on inputs that are unobservable in the market.